Subsequent Events (Details Narrative) - After Reporting Events [Member] - Property		12 Months Ended
	Dec. 01, 2022	Sep. 30, 2022
International Prospect Ventures Ltd. [Member]
IfrsStatementLineItems [Line Items]
Percentage of outstanding common shares		11.00%
Minimum [Member] | International Prospect Ventures Ltd. [Member]
IfrsStatementLineItems [Line Items]
Percentage of outstanding common shares on first refusal on royalty interest	10.00%
VZZ Agreement [Member] | Val-d Or Mining Corp [Member]
IfrsStatementLineItems [Line Items]
Number of prospective properties held to sell and generate royalties	12
Percentage of retain rights on royalty net smelter return	1.50%
Percentage of outstanding common shares		35.00%
VZZ Agreement [Member] | Minimum [Member] | Val-d Or Mining Corp [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage	0.50%
Percentage of outstanding common shares on first refusal on royalty interest	10.00%
VZZ Agreement [Member] | Maximum [Member] | Val-d Or Mining Corp [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage	1.00%